Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Inventory

The Company’s inventory as of March 31, 2024 and December 31, 2023 consists of:

	March 31, 2024	December 31, 2023

Inventory purchased for resale	$1,994,332	$1,708,311
Feeds and eggs processed	64,788	102,373
Raw materials for packaged seafood	442,733	-
Packaged seafood inventory	60,980	-
Inventory other	53,696	-
In-transit inventory	-	973,837
Less: Inventory allowance	(336,049)	(176,000)
Inventory, net	$2,280,480	$2,608,521

The Company’s inventory as of December 31, 2023 and December 31, 2022 consists of:

	December 31, 2023	December 31, 2022

Inventory purchased for resale	$1,708,311	$3,052,518
Feeds and eggs processed	102,373	156,984
In-transit inventory	973,837	1,598,650
Less: Inventory allowance	(176,000)	-
Inventory, net	$2,608,521	$4,808,152

Schedule of Estimated Usefule Life of Assets

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

RAS System	10 years
Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

Schedule of Lease-related Assets and Liabilities

The table below presents the lease-related assets and liabilities recorded on the balance sheet as of March 31, 2024.

March 31, 2024
Assets
Operating lease assets	$114,807

Liabilities
Current
Operating lease liabilities	$35,650
Noncurrent
Operating lease liabilities	$79,157

The table below presents the lease-related assets and liabilities recorded on the balance sheet as of December 31, 2023.

December 31, 2023
Assets
Operating lease assets	$125,014

Liabilities
Current	$35,428
Operating lease liabilities
Noncurrent
Operating lease liabilities	$89,586

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

Three Months Ended March 31, 2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$10,207
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

Supplemental cash flow information related to leases were as follows:

Year Ended December 31, 2023
Cash used in operating activities:
Operating leases	$72,526
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

Schedule of Remaining Lease Term and Discount Rates for Operating Leases

The table below presents the remaining lease term and discount rates for operating leases.

March 31, 2024
Weighted-average remaining lease term
Operating leases	3.0 years
Weighted-average discount rate
Operating leases	7.3%

The table below presents the remaining lease term and discount rates for operating leases.

December 31, 2023
Weighted-average remaining lease term
Operating leases	3.25 years
Weighted-average discount rate
Operating leases	7.3%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of March 31, 2024 were as follows:

Operating Leases

2024 (nine months remaining)	32,954
2025	43,939
2026	43,939
2027	10,985
2028	-
Total lease payments	131,817
Less: amount of lease payments representing interest	(17,010)
Present value of future minimum lease payments	$114,807
Less: current obligations under leases	$(35,650)
Non-current obligations	$79,157

Maturities of lease liabilities as of December 31, 2023, were as follows:

Operating Leases

2024	$44,456
2025	44,456
2026	44,456
2027	11,117
2028	-
Total lease payments	$144,485
Less: amount of lease payments representing interest	(19,471)
Present value of future minimum lease payments	$125,014
Less: current obligations under leases	$(35,428)
Non-current obligations	$89,586

Schedule of Derivative and Warrant Liabilities Measured at Fair Value
	Level 3 Fair Value
	As of March 31, 2024	As of December 31, 2023
Liabilities
Derivative liability on convertible debt	$957,265	$1,047,049
Warrant liability	402	1,574
Total	$957,667	$1,048,623

	December 31, 2023
		Fair Value Measurement using Fair Value Hierarchy
	Fair Value	Level 1	Level 2	Level 3
Liabilities
Derivative liability on convertible debt	$1,047,049	$-	$-	$1,047,049
Warrant liability	1,574	-	-	1,574
Total	$1,048,623	$-	$-	$1,048,623

Schedule of Change in Fair Value of Derivative Liability Convertible Debt and Warrant Liability

The table below presents the change in the fair value of the derivative liability convertible debt and warrant liability during the three months ended March 31, 2024:

Derivative liability balance, January 1, 2024	$1,047,049
Issuance of derivative liability during the period	-
Settlement of derivative liability	(8,320)
Change in derivative liability during the period	(81,464)
Derivative liability balance, March 31, 2024	$957,265

Warrant liability balance, January 1, 2024	$1,574
Issuance of warrant liability during the period	-
Change in warrant liability during the period	(1,172)
Warrant liability balance, March 31, 2024	$402

The table below presents the change in the fair value of the derivative liability convertible debt and warrant liability for the year ended December 31, 2023:

Derivative liability balance, January 1, 2023	-
Issuance of derivative liability during the period	383,672
Change in derivative liability during the period	663,377
Derivative liability balance, December 31, 2023	$1,047,049

Warrant liability balance, January 1, 2023	-
Issuance of warrant liability during the period	5,032,025
Settlement of warrant liability	(1,869,986)
Change in warrant liability during the period	(3,160,465)
Warrant liability balance, December 31, 2023	$1,574

Schedule of Fair market value of all Derivatives

The fair market value of all derivatives and warrant liability as of December 31, 2023 was determined using the Black-Scholes option pricing model which used the following assumptions:

Stock price	$7
Expected dividend yield	0.00%
Expected stock price volatility	45.51% - 150.46%
Risk-free interest rate	3.81% - 4.91%
Expected term	1.42 – 5.00 years

The fair market value of all derivatives and warrant liability as of March 31, 2024 was determined using the Black-Scholes option pricing model which used the following assumptions:

Stock price	$4.50
Expected dividend yield	0.00%
Expected stock price volatility	50.84% - 139.57%
Risk-free interest rate	4.21% - 5.03%
Expected term	1.17 – 4.83 years

Schedule of anti dilutive earnings or loss per share
	Year ended December 31, 2023	Year ended December 31, 2022

Options	$316,540	$223,076
Warrants	730,944	120,675
Convertible Notes	11,708,483	-
Total	$12,755,967	$343,751